CONSOLIDATED STATEMENTS OF EQUITY (DEFICIT) - USD ($)	Common Stock	Additional Paid-In Capital	Accumulated Deficit	Noncontrolling Interest	Total
Beginning balance, shares at Mar. 31, 2013	3,473,484
Beginning balance, value at Mar. 31, 2013	$ 3,473	$ 52,327,408	$ (61,475,325)		$ (9,144,444)
Issuances of common stock upon conversions of notes payable, shares	211,480
Issuances of common stock upon conversions of notes payable, value	$ 211	726,565			726,776
Issuance of common stock for cash, shares	337,455
Issuance of common stock for cash, value	$ 337	1,676,695			1,677,032
Issuance of common stock for cash - ESI		1,200,000		$ 300,000	1,500,000
Issuance of common stock for services, shares	61,423
Issuance of common stock for services, value	$ 61	392,032			392,093
Issuance of common stock under convertible debt restructuring, shares	90,142
Issuance of common stock under convertible debt restructuring, value	$ 90	856,259			856,349
Issuance of common stock under stock option exercises for accrued expenses, shares	3,171
Issuance of common stock under stock option exercises for accrued expenses, value	$ 3	12,997			13,000
Reclassification of derivative liability into equity		1,456,187			1,456,187
Issuance of common stock under cashless warrant exercises, shares	254,325
Issuance of common stock under cashless warrant exercises, value	$ 254	(254)
Shares issued under restricted stock grant, shares	68,000
Shares issued under restricted stock grant, value	$ 68	(68)			3,400
Issuance of common stock on litigation settlement		583,601			583,601
Loss on debt conversion		40,256			40,256
Stock-based compensation expense		607,946			607,946
Net loss			(13,357,232)	(81,730)	(13,438,962)
Ending balance, shares at Mar. 31, 2014	4,499,480
Ending balance, value at Mar. 31, 2014	$ 4,497	59,879,624	(74,832,557)	218,270	(14,730,166)
Issuances of common stock upon conversions of notes payable, shares	948,728
Issuances of common stock upon conversions of notes payable, value	$ 949	2,272,083			2,273,032
Issuance of common stock for cash, shares	541,361
Issuance of common stock for cash, value	$ 542	4,762,611			4,763,153
Issuance of common stock for services, shares	27,654
Issuance of common stock for services, value	$ 28	225,130			225,158
Extension of warrants		143,363			143,363
Reclassification of derivative liability into equity		10,679,067			10,679,067
Issuance of common stock under cashless warrant exercises, shares	433,907
Issuance of common stock under cashless warrant exercises, value	$ 434	(434)
Debt discount recorded in connection with beneficial conversion feature		527,780			527,780
Issuance of common stock for deferred financing costs, shares	500
Issuance of common stock for deferred financing costs, value	$ 1	4,499			4,500
Issuance of common stock and warrants related to extinguishment of debt, shares	205,416
Issuance of common stock and warrants related to extinguishment of debt, value	$ 206	3,328,303			3,328,509
Shares issued under restricted stock grant, value					0
Stock-based compensation expense		416,481			418,481
Net loss			(6,797,157)	(182,337)	(6,979,494)
Ending balance, shares at Mar. 31, 2015	6,657,046
Ending balance, value at Mar. 31, 2015	$ 6,657	$ 82,238,507	$ (81,629,714)	$ 35,933	$ 651,383